Risk and uncertainty	12 Months Ended
Dec. 31, 2024
Risk and uncertainty
Risk and uncertainty

Note 22 : Risk and uncertainty

(i) Property title in the PRC

The Group, through its subsidiary, Far East received total rental income of US$31,000 in 2024 on a property in Beijing, China pursuant to relevant lease agreement from 2022 to 2024.The latest lease agreement relating to such property has expired in November 2024. The Group made payment for the purchase of such property, but has not successfully obtained Certificate of Real Estate Ownership or title of such property from the PRC authority. The property’s book value as at December 31, 2024 was approximately US$76,000. Far East has made an effort to request the developer of the property to assist with obtaining the title, but those efforts have failed. Far East is still investigating various ways to obtain the title but has not formulated a specific plan as of the date of this Annual Report.

In connection with the above, if the property is to be disposed, it is likely that Far East’s title to the property will be challenged, and in such case the Group will need to incur additional costs and expenses to confirm and defend its title to the property and the rental income it has collected. There is no assurance that Far East will succeed in its efforts to obtain the title to the property and the rental income it has collected. Far East’s failure in this regard could have material adverse effect on the Group’s financial position, results of operations, and cash flow.

(ii) Non-controlling interest Put Option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd. and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option. Such put option did not have an expiry date.  The management of the Group has conducted an assessment of the fair value of the put option and determined it to be immaterial. The fair value assessment of the put option involves significant judgment and estimation, the management's reliance on internal expertise for the fair value assessment may introduce inherent uncertainties and potential for subjectivity.